Other Long Term Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Deferred credit	$ 20,788	$ 20,788
Other income tax payable	227	2,082
Severance accruals	4,410	4,084
Other non-current non-financial liabilities	$ 25,425	$ 26,954
Number of shares issuable upon conversion of convertible debenture (shares)	363,854